Revenues - Disclosure of revenue by geographical markets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE TOTAL	€ 169,579	€ 153,713	€ 361,303
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE TOTAL	48,593	32,964	(23,803)
Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE TOTAL	32,321	28,193	18,904
United Kingdom
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE TOTAL	19,489	20,266	181,129
Germany
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE TOTAL	18,374	13,503	68,529
Austria
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE TOTAL	15,897	14,583	21,793
Nordics
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE TOTAL	13,937	12,695	12,043
France
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE TOTAL	7,220	5,866	46,608
Other Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE TOTAL	9,056	9,335	18,740
Rest of World
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE TOTAL	€ 4,691	€ 16,308	€ 17,360